16. WARRANT LIABILITY	12 Months Ended
Dec. 31, 2018
Warrant Liability
Note 16 - WARRANT LIABILITY

The Company’s warrant liability arises as a result of the issuance of warrants exercisable in U.S. dollars. As the denomination is different from the Canadian dollar functional currency of the entity issuing the underlying shares, the Company recognizes a derivative liability for these warrants and re-measures the liability at the end of each reporting period using the Black-Scholes model. Changes in respect of the Company’s warrant liability are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017

Balance at beginning of the period	$1,161	$1,630	$-
Warrants issued during the period	2,296	-	1,638
Fair value adjustment	(1,304)	(563)	(8)
Effect of movement in exchange rates	(144)	94	-
Balance at end of the period	$2,009	$1,161	$1,630
Less: current portion	-	-	-
Non-current portion	$2,009	$1,161	$1,630

Continuity of warrants during the periods is as follows:

	Underlying Shares	Weighted Average Exercise Price

Warrants outstanding and exercisable, January 1 and December 31, 2017	3,602,215	$1.99
Issued	7,175,846	$0.80
Warrants outstanding and exercisable, December 31, 2018	10,778,061	$1.20

		Derivative Warrants,Outstanding and Exercisable
Expiry Date	Exercise Price per Share	December 31, 2018	December 31, 2017	January 1, 2017

March 14, 2019	$1.00	40,000	40,000	40,000
November 28, 2019	$2.00	3,562,215	3,562,215	3,562,215
September 25, 2023	$0.80	7,175,846	-	-
		10,778,061	3,602,215	3,602,215

As at December 31, 2018, the weighted average remaining contractual life of warrants outstanding was 3.46 years (December 31, 2017 – 1.90 years, January 1, 2017 – 2.29 years).

Valuation of the warrant liability requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing warrants is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the warrant liability was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	December 31, 2018	December 31, 2017	January 1, 2017
Weighted average assumptions:
Risk-free interest rate	1.88%	1.66%	0.67%
Expected dividend yield	0%	0%	0%
Expected warrant life (years)	3.46	1.90	2.29
Expected stock price volatility	61.47%	65.69%	72.66%
Weighted average fair value	$0.19	$0.32	$0.35